Summary of Significant Accounting Policies - Schedule of Long-lived Assets by Geographic Areas (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 6,882,950	$ 5,920,360	$ 5,647,491
Total Liabilities	$ 7,370,082	5,920,934	6,717,914
Argentina [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets		5,020,787	5,151,626
Total Liabilities		2,373,203	4,440,345
U.S [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets		899,573	495,865
Total Liabilities		$ 3,547,731	$ 2,277,569